united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Good Harbor Tactical Core US Fund
Class A Shares: GHUAX	Class C Shares: GHUCX	Class I Shares: GHUIX

Good Harbor Tactical Select Fund
Class A Shares: GHSAX	Class C Shares: GHSCX	Class I Shares: GHSIX

Annual Report

September 30, 2017

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Letter to Shareholders

October 15, 2017

Dear Shareholders,

We are pleased to provide our Annual Letter to Shareholders of the Good Harbor Funds, including the Good Harbor Tactical Core U.S.® Fund and the Good Harbor Tactical Select Fund.

Performance review

Overall the Funds’ performance has been positive. For the fiscal year, the Good Harbor Tactical Core US Fund (I-share) returned 8.78% while the Good Harbor Tactical Select Fund (I-share) returned 12.26%.

The US equity markets delivered another year of solid returns to investors over the past twelve months, and were matched by overseas equity markets as well. The S&P 500 Total Return Index (“S&P 500 TR”) rose 18.61% over the same period as the US equity market finds itself in the eighth year of a bull market that began back in 2009. In fact in only one of the last twelve months did the index deliver a negative return. The remaining eleven months were all positive. Investors overseas were also rewarded for the risk that they held. The emerging markets (MSCI Emerging Markets Total Return Index) rose 22.46% over the fiscal year, while the developed equity markets (MSCI EAFE Total Return Index) rose a healthy 19.10% over the same period.

Geopolitical concerns had been elevated by “Brexit”, the US election last year, followed by France, then the German election, and recently the Catalan referendum as many surprises were delivered in the US and in Europe. Perhaps more surprising is how little this has affected economic activity and global trade. Since the US election in November 2016, the economy continues to expand, albeit at a fairly modest rate. The most recent reports on the US economy have been positive, with the Q2 GDP growth rate at 3.0%. Unemployment rates have remained low and inflation has been fairly benign with Core CPI continuing to remain slightly below target.

Monetary policy from many of the world’s central banks remains accommodative, though a mix of low interest rates and quantitative easing have increased liquidity which has benefitted risk assets for some time.

Letter to Shareholders

Good Harbor Tactical Core® US Fund (GHUAX, GHUCX, GHUIX)

For the fiscal year, the Good Harbor Tactical Core US Fund A-share returned 8.55% over the past year, the C-share returned 7.80%, and the I-share returned 8.78%. The benchmark S&P 500 TR Index rose 18.61%.

Cumulatively, all of the equity allocations contributed positively to the Fund’s return over the past year. The largest positive contribution resulted from small cap exposure, followed by mid caps, then large caps. The more defensive bond allocations contributed negatively to performance in this environment. The strategy also utilizes leverage through a combination of unlevered ETFs and futures contracts to maintain a target equity leverage ratio of ~1.3x, and a target bond leverage ratio of ~1.4x. Over the past year both the levered and unlevered holdings contributed positively to the Fund’s return.

The Fund’s allocations have been cautious throughout the past year. Recall that the strategy can be fully allocated to equity risk, or take a more defensive posture which will result in an allocation to bonds. The allocation to a 100% equity allocation occurred in only three of the past twelve months, while the other months included a mixed allocation to equities and bonds. The Fund did not have a fully defensive allocation in the past fiscal year.

This year volatility levels have been unusually low from an historical perspective. The average volatility of the S&P500 Index (1928 – 2016) is 15.1%; through the first three quarters of 2017, volatility has been 5.9%. On average, there are typically 30 days each year in which the market posts a return less than -1%. This year there have only been four (4) such days. Negative returns that accumulate are referred to as a market pull-back, or drawdown. On average, markets typically experience a pull-back of -13.9% within a year from a market peak during that year. This calendar year (through September 30, 2017) the largest pull-back has been only -2.8%. Our observation is that the 2017 US equity market environment has been unusually calm, and that this is atypical. Investors may recall that the strategy has the flexibility to remove risk from the portfolio, which can be beneficial in stressful market environments.

Good Harbor Tactical Select Fund (GHSAX, GHSCX, GHSIX)

The Good Harbor Tactical Select Fund combines several tactical strategies into a single fund. The fund expresses the fundamental tenets of our understanding of how tactical allocation strategies can be held within a portfolio. Our research shows that by blending tactical allocation strategies together the overall sleeve benefits from lower volatility. This is the first and, to our knowledge, only multi-tactical fund available to investors who wish to incorporate a multi-strategy approach to their portfolio’s tactical equity allocation.

For the fiscal year, the Good Harbor Tactical Select Fund A-share returned 11.99%, the C-share returned 11.10%, and the I-share returned 12.26%. Because the fund combines both US

Letter to Shareholders

and non-US equity strategies, we use the MSCI ACWI Index as a benchmark which rose 18.65% over the same period. Additionally, the S&P 500 TR Index rose 18.61% for the fiscal year. The Good Harbor Tactical Select Fund utilizes a combination of unlevered ETFs and levered ETFs. Over the course of the past year both the levered and the unlevered exposures of the Fund contributed positively to return.

Investment outlook

Based upon current conditions the near term outlook for risk assets is generally favorable. Economic growth prospects across many of the world’s economies are positive, which are conditions that are generally positive for risk assets. As we noted earlier, the past year has been a period where the markets have continued their upward trajectory with very little volatility – historically low by many measures – so we would expect to see higher volatility, moving toward more normalized levels.

There are also risks to bear in mind. Certainly, as readers of the Shiller CAPE Index may know, valuations in the US equity markets may be stretched. Investors may also recall that we are now in the eighth year of an equity bull market in the US, and history indicates bull markets don’t expand forever. In addition, the Fed has signaled its intent to unwind its balance sheet. While its intent is certainly to be deliberate and cautious so as not to disrupt the markets, this additional liquidity has certainly flowed into risk assets, and it is difficult to predict whether the Fed’s actions will negatively affect equity valuations.

Of course, anticipating that market conditions such as these will arise from time to time is at the core of our tactical allocation strategies. As such, if volatility does become elevated, or the current bull market does cede to a bear market, these strategies have an objective investment process that we follow which provides the flexibility to respond to those market conditions.

We thank you for your continued support and confidence in our management.

Sincerely,

Neil R. Peplinski, Chairman & Chief Investment Officer

Letter to Shareholders

Portfolio Investment Team

Neil R. Peplinski, CFA founded Good Harbor in 2003 and serves as a Managing Partner and Chief Investment Officer. Mr. Peplinski previously worked as a portfolio manager for Allstate Investments, overseeing a portfolio of collateralized debt obligations. Mr. Peplinski earned his MBA with High Honors from the University of Chicago Graduate School of Business. He also holds a MSEE in Electromagnetics from the University of Michigan, and a BSEE in Electromagnetics from Michigan Technological University where he graduated summa cum laude.

David C. Armstrong serves as a Portfolio Manager. Mr. Armstrong joined Good Harbor in 2010 and became a member of the Investment Team in 2013. He previously worked as a Director of Research conducting analysis on the nature and structure of competition in the credit card market for financial services firms. Mr. Armstrong earned an MBA from the University of Chicago Booth School of Business, and a Bachelor of Arts from Knox College.

Yash Patel, CFA has served as Chief Operating Officer of Good Harbor since March 2010. Mr. Patel brings 15 years of professional experience to the firm. His responsibilities include the management and leadership of operations, technology, trading, and portfolio management. Prior to joining Good Harbor Financial, Mr. Patel was a quantitative equity analyst for Allstate Investments, developing and implementing model-driven trading strategies. Previous to that, he worked and consulted for hedge funds including Bridgewater Associates and Citadel Investment Group. Mr. Patel earned a MBA with Honors from the University of Chicago Booth School of Business and a BS CSE from the Ohio State University.

The S&P 500 Total Return Index is the total return version of the S&P 500 Index which includes the effects of reinvested dividends. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy through changes in the aggregate market value representing all major industries.

The MSCI EAFE Total Return Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The MSCI Emerging Markets Total Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The MSCI ACWI Total Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

Investments cannot be made directly in an index. Unmanaged index returns assume the reinvestment of any distributions and do not reflect fees, expenses, or sales charges. Index performance is not indicative of the performance of any investment.

This information is being provided for informational purposes only, is subject to change. The opinions expressed in this article represent the current, good-faith views of the author at the time of publication. The information contained herein is based on internal research derived from various sources and does not purport to be statements of all material facts relating to the securities mentioned. The information

Letter to Shareholders

contained herein, while not guaranteed as to accuracy or completeness, has been obtained from sources we believe to be reliable. Fund holdings are subject to change without notice.

2272-NLD-10/31/2017

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund’s performance figures* for the periods ended September 30, 2017, as compared to its benchmark:

			Inception** -	Inception*** -
	One Year	Three Years	September 30, 2017	September 30, 2017
Good Harbor Tactical Core US Fund - Class A	8.55%	1.71%	0.63%	N/A
Good Harbor Tactical Core US Fund - Class A with load	2.32%	(0.28)%	(0.62)%	N/A
Good Harbor Tactical Core US Fund - Class C	7.80%	0.94%	N/A	(0.17)%
Good Harbor Tactical Core US Fund - Class I	8.78%	1.96%	0.88%	N/A
S&P 500 Total Return Index ****	18.61%	10.81%	15.12%	14.48%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 1.79% for Class A shares, 2.54% for Class C shares and 1.54% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877 270-2848.

**	Inception date is December 31, 2012.

***	Inception date is January 4, 2013.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of September 30, 2017	% of Net Assets
Equity Funds	35.0%
Debt Fund	34.2%
Short-Term Investment	26.1%
Other Assets In Excess of Liabilities - Net	4.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund’s performance figures* for the periods ended September 30, 2017, as compared to its benchmark:

			Inception** -	Inception*** -
	One Year	Three Years	September 30, 2017	September 30, 2017
Good Harbor Tactical Select Fund - Class A	11.99%	N/A	N/A	9.50%
Good Harbor Tactical Select Fund - Class A with load	5.60%	N/A	N/A	6.45%
Good Harbor Tactical Select Fund - Class C	11.10%	N/A	N/A	8.87%
Good Harbor Tactical Select Fund - Class I	12.26%	5.18%	3.04%	N/A
S&P 500 Total Return Index ****	18.61%	10.81%	11.40%	14.89%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 16.67% for Class A shares, 17.42% for Class C shares and 16.42% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 16, 2014.

***	Inception date is August 31, 2015.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $5,000,000 Investment

Portfolio Composition as of September 30, 2017	% of Net Assets
Equity Funds	62.5%
Mutual Funds	20.0%
Debt Funds	15.1%
Short-Term Investment	1.7%
Other Assets In Excess of Liabilities - Net	0.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 69.2%
	DEBT FUND - 34.2%
245,353	iShares 7-10 Year Treasury Bond ETF	$26,135,001

	EQUITY FUNDS - 35.0%
52,042	iShares Core S&P 500 ETF	13,162,983
91,718	iShares Russell 2000 ETF	13,590,773
		26,753,756

	TOTAL EXCHANGE TRADED FUNDS (Cost - $52,457,868)	52,888,757

	SHORT-TERM INVESTMENT - 26.1%
	MONEY MARKET FUND - 26.1%
19,923,998	Invesco Short Term Investments Trust -Treasury Portfolio
	Institutional Class, to yield 0.90% ** (Cost $19,923,998)	19,923,998

	TOTAL INVESTMENTS - 95.3% (Cost $72,381,866) (a)	$72,812,755
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%	3,624,049
	NET ASSETS - 100.0%	$76,436,804

ETF - Exchange Traded Fund

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,743,363 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$577,341
Unrealized depreciation	(507,949)
Net unrealized appreciation	$69,392

LONG FUTURES CONTRACTS

				Unrealized
Number of				Appreciation
Contracts	Description and Termination	Counterparty	Notional Value ^	(Depreciation)
155	Russell 2000 Mini Future December 2017	Societe Generale	$11,569,975	$331,630
90	S&P 500 E-Mini Future December 2017	Societe Generale	11,322,000	94,500
63	US 10 Year Note Future December 2017	Societe Generale	7,894,688	(58,483)
22	US Long Bond Future December 2017	Societe Generale	3,361,875	(44,688)

Net Unrealized Appreciation on Futures Contracts				$322,959

^	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 77.6%
	DEBT FUNDS - 15.1%
1,918	iShares 3-7 Year Treasury Bond ETF	$236,892
4,355	iShares 7-10 Year Treasury Bond ETF	463,895
6,928	ProShares Ultra 7-10 Year Treasury	402,593
		1,103,380
	EQUITY FUNDS - 62.5%
1,760	Consumer Discretionary Select Sector SPDR Fund	158,541
2,858	Consumer Staples Select Sector SPDR Fund	154,275
1,948	Direxion Daily Developed Markets Bull 3X Shares *	147,736
2,417	Energy Select Sector SPDR Fund	165,516
6,412	Financial Select Sector SPDR Fund	165,814
1,913	Health Care Select Sector SPDR Fund	156,350
2,307	Industrial Select Sector SPDR Fund	163,797
498	iShares Core S&P 500 ETF	125,959
710	iShares Core S&P Mid-Cap ETF	127,019
9,366	iShares MSCI Australia ETF	210,173
322	iShares MSCI Brazil Capped ETF	13,424
5,403	iShares MSCI Canada ETF	156,363
627	iShares MSCI China ETF	39,557
7,712	iShares MSCI Emerging Markets ETF	345,575
7,115	iShares MSCI Eurozone ETF	308,222
1,167	iShares MSCI India ETF	38,336
1,301	iShares MSCI Japan ETF	72,479
245	iShares MSCI Mexico Capped ETF	13,379
3,271	iShares MSCI Pacific ex Japan ETF	151,251
833	iShares MSCI Russia Capped ETF	28,014
672	iShares MSCI South Africa ETF	39,480
391	iShares MSCI South Korea Capped ETF	27,002
10,632	iShares MSCI Switzerland Capped ETF	372,439
1,078	iShares MSCI Taiwan Capped ETF	38,916
8,629	iShares MSCI United Kingdom ETF	300,721
1,742	iShares Russell 2000 ETF	258,130
2,844	Materials Select Sector SPDR Fund	161,539
504	ProShares Ultra MidCap400	55,359
935	ProShares Ultra MSCI Emerging Markets *	77,904
1,706	ProShares Ultra Russell2000	113,978
566	ProShares Ultra S&P500	54,755
2,708	Technology Select Sector SPDR Fund	160,043
2,909	Utilities Select Sector SPDR Fund	154,322
		4,556,368

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,277,505)	5,659,748

	MUTUAL FUNDS - 20.0%
	EQUITY FUNDS - 20.0%
119,880	Power Dividend Index Fund - Institutional Class
	TOTAL MUTUAL FUNDS (Cost $1,381,841)	1,455,340

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
124,513	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 0.90% ** (Cost $124,513)	124,513

	TOTAL INVESTMENTS - 99.3% (Cost $6,783,859) (a)	$7,239,601
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	51,899
	NET ASSETS - 100.0%	$7,291,500

ETF - Exchange Traded Fund

*	Non income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,813,898 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$470,524
Unrealized depreciation	(44,821)
Net unrealized appreciation	$425,703

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
ASSETS
Investment securities:
At cost	$72,381,866	$6,783,859
At value	$72,812,755	$7,239,601
Deposits at Broker for futures contracts	3,455,431	—
Unrealized appreciation on futures contracts	322,959	—
Receivable for Fund shares sold	15,820	34,186
Dividends and interest receivable	14,915	1,114
Prepaid expenses and other assets	35,479	25,479
TOTAL ASSETS	76,657,359	7,300,380

LIABILITIES
Payable for Fund shares redeemed	120,312	—
Investment advisory fees payable	34,991	3,526
Distribution (12b-1) fees payable	29,327	—
Payable to related parties	29,872	5,261
Accrued expenses and other liabilities	6,053	93
TOTAL LIABILITIES	220,555	8,880
NET ASSETS	$76,436,804	$7,291,500

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$315,942,194	$6,692,175
Accumulated net investment income (loss)	(362,888)	34,702
Accumulated net realized gain (loss) on security transactions and futures	(239,896,350)	108,881
Net unrealized appreciation on security transactions and futures	753,848	455,742
NET ASSETS	$76,436,804	$7,291,500

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$18,316,341	$1,292,221
Shares of beneficial interest outstanding	1,803,206	119,670
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.16	$10.80
Maximum offering price per share (maximum sales charge of 5.75%)	$10.78	$11.46

Class C Shares :
Net Assets	$32,318,300	$692,391
Shares of beneficial interest outstanding	3,296,026	64,894
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$9.81	$10.67

Class I Shares:
Net Assets	$25,802,163	$5,306,888
Shares of beneficial interest outstanding	2,510,496	488,661
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.28	$10.86

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2017

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
INVESTMENT INCOME
Dividends	$1,043,409	$97,590
Interest	112,410	1,287
TOTAL INVESTMENT INCOME	1,155,819	98,877

EXPENSES
Investment advisory fees	917,990	47,648
Distribution (12b-1) fees:
Class A	56,733	2,537
Class C	406,437	6,685
Administrative services fees	436,354	23,443
Shareholder service fees	123,420	2,783
TOTAL EXPENSES	1,940,934	83,096

Less: Fees waived by the Advisor	(423,342)	(18,921)

NET EXPENSES	1,517,592	64,175

NET INVESTMENT INCOME (LOSS)	(361,773)	34,702

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	9,176,502	112,200
Futures contracts	5,045,528	—
Net realized gain from investments and futures contracts	14,222,030	112,200
Net change in unrealized appreciation (depreciation) from:
Investments	(5,225,173)	430,918
Futures contracts	(859,419)	—
Net change in unrealized appreciation (depreciation) from investments	(6,084,592)	430,918

NET REALIZED AND UNREALIZED GAIN	8,137,438	543,118

NET INCREASE IN NET ASSETS	$7,775,665	$577,820

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	TACTICAL CORE US FUND

	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
FROM OPERATIONS
Net investment loss	$(361,773)	$(407,795)
Net realized gain (loss) on investments and futures contracts	14,222,030	(3,628,868)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(6,084,592)	6,191,703
Net increase in net assets resulting from operations	7,775,665	2,155,040

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,302,570	2,724,932
Class C	312,807	1,166,630
Class I	6,344,548	6,152,360
Redemption fee proceeds:
Class A	146	763
Class C	148	1,291
Class I	208	1,207
Payments for shares redeemed:
Class A	(11,032,713)	(32,231,290)
Class C	(18,032,594)	(41,061,099)
Class I	(14,754,201)	(58,195,920)
Net decrease in net assets from shares of beneficial interest	(35,859,081)	(121,441,126)

TOTAL DECREASE IN NET ASSETS	(28,083,416)	(119,286,086)

NET ASSETS
Beginning of Year	104,520,220	223,806,306
End of Year*	$76,436,804	$104,520,220
* Includes accumulated net investment loss of:	$(362,888)	$(564,371)

SHARE ACTIVITY
Class A:
Shares Sold	131,491	312,681
Shares Redeemed	(1,111,387)	(3,659,650)
Net decrease in shares of beneficial interest outstanding	(979,896)	(3,346,969)

Class C:
Shares Sold	32,909	136,444
Shares Redeemed	(1,875,162)	(4,777,935)
Net decrease in shares of beneficial interest outstanding	(1,842,253)	(4,641,491)

Class I:
Shares Sold	622,868	689,250
Shares Redeemed	(1,467,934)	(6,574,350)
Net decrease in shares of beneficial interest outstanding	(845,066)	(5,885,100)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL SELECT FUND

	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
FROM OPERATIONS
Net investment income (loss)	$34,702	$(851)
Net realized gain on investments	112,200	49,227
Net change in unrealized appreciation on investments	430,918	23,698
Net increase in net assets resulting from operations	577,820	72,074

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(9,321)	—
Class C	(7,295)	—
Class I	(24,814)	—
From net investment income:
Class I	—	(247)
Net decrease in net assets resulting from distributions to shareholders	(41,430)	(247)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	676,835	587,515
Class C	8,884	617,765
Class I	4,160,655	1,252,008
Net asset value of shares issued in reinvestment of distributions:
Class A	8,892	—
Class C	7,295	—
Class I	22,885	227
Redemption fee proceeds:
Class I	43	—
Payments for shares redeemed:
Class A	(73,756)	(32,137)
Class C	(43,379)	—
Class I	(539,667)	(84,395)
Net increase in net assets from shares of beneficial interest	4,228,687	2,340,983

TOTAL INCREASE IN NET ASSETS	4,765,077	2,412,810

NET ASSETS
Beginning of Year	2,526,423	113,613
End of Year*	$7,291,500	$2,526,423
* Includes accumulated net investment income of:	$34,702	$—

SHARE ACTIVITY
Class A:
Shares Sold	67,439	62,020
Shares Reinvested	910	—
Shares Redeemed	(7,155)	(3,545)
Net increase in shares of beneficial interest outstanding	61,194	58,475

Class C:
Shares Sold	878	67,582
Shares Reinvested	751	—
Shares Redeemed	(4,318)	—
Net increase (decrease) in shares of beneficial interest outstanding	(2,689)	67,582

Class I:
Shares Sold	405,553	129,731
Shares Reinvested	2,335	26
Shares Redeemed	(52,119)	(9,306)
Net increase in shares of beneficial interest outstanding	355,769	120,451

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class A

	Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30,	September 30,		September 30,		September 30,		September 30,
	2017	2016		2015		2014		2013 (1)
Net asset value, beginning of period	$9.36	$8.95		$9.66		$11.10		$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	(0.00	) (3)	(0.06)		(0.00	) (3)	(0.04)
Net realized and unrealized gain (loss) on investments	0.81	0.41		(0.65)		(1.28)		1.14
Total from investment operations	0.80	0.41		(0.71)		(1.28)		1.10
Paid in capital from redemption fees (3)	0.00	0.00		0.00		0.00		0.00
Less distributions from:
Net return of capital	—	—		(0.00	) (3)	—		—
Net realized gains	—	—		(0.00	) (3)	(0.16)		—
Total distributions	—	—		(0.00	) (3)	(0.16)		—
Net asset value, end of period	$10.16	$9.36		$8.95		$9.66		$11.10
Total return (4)	8.55%	4.58%		(7.32)%		(11.79)%		11.00	% (5)
Net assets, at end of period (000s)	$18,316	$26,049		$54,840		$219,801		$168,848
Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	1.86%	1.66%		1.41%		1.35%		1.49	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	1.40%	1.40%		1.40%		1.36%		1.40	% (7)
Ratio of net investment loss to average net assets (8,9)	(0.14)%	(0.05)%		(0.61)%		(0.04)%		(0.47	)% (7)
Portfolio Turnover Rate	566%	412%		784%		773%		375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class A shares commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class C

	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
	2017	2016	2015		2014	2013 (1)
Net asset value, beginning of period	$9.10	$8.77	$9.54		$11.04	$10.03
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.07)	(0.12)		(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	0.80	0.40	(0.65)		(1.27)	1.10
Total from investment operations	0.71	0.33	(0.77)		(1.34)	1.01
Paid in capital from redemption fees (3)	0.00	0.00	0.00		0.00	0.00
Less distributions from:
Net return of capital	—	—	(0.00	) (3)	—	—
Net realized gains	—	—	(0.00	) (3)	(0.16)	—
Total distributions			(0.00	) (3)	(0.16)	—
Net asset value, end of period	$9.81	$9.10	$8.77		$9.54	$11.04
Total return (4)	7.80%	3.76%	(8.05)%		(12.40)%	10.07	% (5)
Net assets, at end of period (000s)	$32,318	$46,774	$85,736		$266,428	$75,119
Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	2.61%	2.41%	2.16%		2.10%	2.27	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	2.15%	2.15%	2.15%		2.11%	2.15	% (7)
Ratio of net investment loss to average net assets (8,9)	(0.89)%	(0.81)%	(1.35)%		(0.70)%	(1.15	)% (7)
Portfolio Turnover Rate	566%	412%	784%		773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class C shares commenced operations on January 4, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class I

	Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,		September 30,	September 30,
	2017	2016		2015		2014	2013 (1)
Net asset value, beginning of period	$9.45	$9.01		$9.71		$11.12	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.01	0.02		(0.03)		0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.82	0.42	(10)	(0.67)		(1.27)	1.14
Total from investment operations	0.83	0.44		(0.70)		(1.25)	1.12
Paid in capital from redemption fees (3)	0.00	0.00		0.00		0.00	0.00
Less distributions from:
Net return of capital	—	—		(0.00	) (3)	—	—
Net realized gains	—	—		(0.00	) (3)	(0.16)	—
Total distributions	—	—		(0.00	) (3)	(0.16)	—
Net asset value, end of period	$10.28	$9.45		$9.01		$9.71	$11.12
Total return (4)	8.78%	4.88%		(7.09)%		(11.58)%	11.20	% (5)
Net assets, at end of period (000s)	$25,802	$31,698		$83,230		$462,391	$305,898
Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	1.61%	1.41%		1.16%		1.10%	1.23	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	1.15%	1.15%		1.15%		1.11%	1.15	% (7)
Ratio of net investment income (loss) to average net assets (8,9)	0.11%	0.19%		(0.37)%		0.22%	(0.28	)% (7)
Portfolio Turnover Rate	566%	412%		784%		773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class I shares commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS A

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2017	2016	2015 (1)
Net asset value, beginning of period	$9.75	$9.13	$9.06
Activity from investment operations:
Net investment income (2)	0.07	0.02	—
Net realized and unrealized gain on investments	1.09	0.62 (9)	0.07
Total from investment operations	1.16	0.64	0.07
Less distributions from:
Net investment income	—	(0.02)	—
Net realized gains	(0.11)	—	—
Total distributions	(0.11)	(0.02)	—
Net asset value, end of period	$10.80	$9.75	$9.13
Total return (3)	11.99%	7.05%	0.77	% (4)
Net assets, at end of period	$1,292,221	$570,258	$9
Ratio of gross expenses to average net assets (5,7)	1.78%	16.28%	48.96	% (6)
Ratio of net expenses to average net assets (7)	1.40%	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (7,8)	0.65%	0.27%	0.00	% (6)
Portfolio Turnover Rate	310%	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class A commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS C

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2017	2016	2015 (1)
Net asset value, beginning of period	$9.71	$9.13	$9.06
Activity from investment operations:
Net investment loss (2)	(0.02)	(0.07)	(0.01)
Net realized and unrealized gain on investments	1.09	0.67	0.08
Total from investment operations	1.07	0.60	0.07
Less distributions from:
Net investment income	—	(0.02)	—
Net realized gains	(0.11)	—	—
Total distributions	(0.11)	(0.02)	—
Net asset value, end of period	$10.67	$9.71	$9.13
Total return (3)	11.10%	6.61%	0.77	% (4)
Net assets, at end of period	$692,391	$656,153	$9
Ratio of gross expenses to average net assets (5,7)	2.53%	17.03%	49.71	% (6)
Ratio of net expenses to average net assets (7)	2.15%	2.15%	2.15	% (6)
Ratio of net investment loss to average net assets (7,8)	(0.23)%	(0.70)%	(1.24	)% (6)
Portfolio Turnover Rate	310%	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class C commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

GOOD HARBOR TACTICAL SELECT FUND
CLASS I

Year Ended	Year Ended	Year Ended	Period Ended
September 30,	September 30,	September 30,	September 30,
2017	2016	2015	2014 (1)
Net asset value, beginning of period	$9.78	$9.13	$9.51	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.04	0.01	0.05
Net realized and unrealized gain (loss) on investments	1.09	0.63	(9)	(0.34)	(0.54)
Total from investment operations	1.19	0.67	(0.33)	(0.49)
Paid in capital from redemption fees	0.00	(10)	—	—	—
Less distributions from:
Net investment income	—	(0.02)	(0.05)	—
Net realized gains	(0.11)	—	—	—
Total distributions	(0.11)	(0.02)	(0.05)	—
Net asset value, end of period	$10.86	$9.78	$9.13	$9.51
Total return (3)	12.26%	7.38%	(3.48)%	(4.90	)% (4)
Net assets, at end of period	$5,306,888	$1,300,012	$113,595	$99
Ratio of gross expenses to average net assets (5,7)	1.53%	16.03%	48.71%	60.60	% (6)
Ratio of net expenses to average net assets (7)	1.15%	1.15%	1.15%	1.15	% (6)
Ratio of net investment income to average net assets (7,8)	0.96%	0.46%	0.08%	1.38	% (6)
Portfolio Turnover Rate	310%	533%	785%	268	% (4)

(1)	The Good Harbor Tactical Select Fund Class I commenced operations on May 16, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

1.	ORGANIZATION

The Good Harbor Tactical Core US Fund (“Tactical Core US Fund”), formerly known as Good Harbor U.S. Tactical Core Fund is a diversified series and the Good Harbor Tactical Select Fund (“Tactical Select Fund”), formerly known as Good Harbor Tactical Core US II Fund is a non-diversified series, (each a “Fund,” and together the “Funds”), each of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Tactical Core US Fund and the Tactical Select Fund is total return from capital appreciation and income.

The Funds currently offer three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Tactical Core US Fund’s Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013. The Tactical Select Fund’s Class I commenced operations on May 16, 2014 and Class A and Class C commenced operations on August 31, 2015.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv)

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Funds’ investments measured at fair value:

GOOD HARBOR TACTICAL CORE US FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Fund	$26,135,001	$—	$—	$26,135,001
Equity Funds	26,753,756	—	—	26,753,756
Short-Term Investment	19,923,998	—	—	19,923,998
Total	$72,812,755	$—	$—	$72,812,755
Derivatives
Long Futures Contracts**	$322,959	$—	$—	$322,959

GOOD HARBOR TACTICAL SELECT FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$1,103,380	$—	$—	$1,103,380
Equity Funds	4,556,368	—	—	4,556,368
Mutual Funds	1,455,340	—	—	1,455,340
Short-Term Investment	124,513	—	—	124,513
Total	$7,239,601	$—	$—	$7,239,601

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of a fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

As of September 30, 2017, the Tactical Core US Fund held futures subject to interest rate risk and equity risk in the amount of $322,959. This amount represents the unrealized appreciation on futures held as of September 30, 2017.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The derivative instruments outstanding as of September 30, 2017 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Tactical Core US Fund.

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statements of Assets and Liabilities as of September 30, 2017:

Tactical Core US Fund

	Asset Derivatives
Contract Type/Primary
Risk Exposure	Balance Sheet Location	Fair Value
Equity Contracts	Unrealized appreciation on futures contracts	$426,130
Interest Rate Contracts	Unrealized appreciation on futures contracts	(103,171)
		$322,959

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statements of Operations as of September 30, 2017:

Tactical Core US Fund

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate Futures Contracts	Net realized gain from futures contracts; Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended September 30, 2017:

Realized gain/(loss) on derivatives recognized in the Statements of Operations

			Total for the
			year ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	September 30, 2017
Tactical Core US Fund
Futures	$5,113,612	$(68,084)	$5,045,528

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

			Total for the
			year ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	September 30, 2017
Tactical Core US Fund
Futures	$(724,685)	$(134,733)	$(859,418)

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Offsetting of Financial Assets and Derivative Assets

The Tactical Core US Fund’s policy is to recognize a net asset or liability equal to the net unrealized appreciation for futures contracts. The following table provides a summary of offsetting financial liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities as of September 30, 2017 for the Tactical Core US Fund.

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged *	Net Amount
Futures Contracts	$426,130	$(103,171)	$322,959	$—	$—	$322,959
Total	$426,130	$(103,171)	$322,959	$—	$—	$322,959

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged *	Net Amount
Futures Contracts	$(103,171)	$103,171	$—	$—	$—	$—
Total	$(103,171)	$103,171	$—	$—	$—	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Investment Income	Capital Gains
Tactical Core US Fund	Annually	Annually
Tactical Select Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2014 to September 30, 2016, or expected to be taken in the Fund’s September 30, 2017 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. During the year ended September 30, 2017, the Advisor earned the following fees:

Fund	Advisory Fee
Tactical Core US Fund	$917,990
Tactical Select Fund	47,648

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2018 for the Tactical Core US Fund and the Tactical Select Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the Funds’ Class A, Class C and Class I shares, respectively. During the year ended September 30, 2017, the Advisor, pursuant to the Waiver Agreement, waived fees and reimbursed expenses in the amounts of:

Fees waived/reimbursed by
Fund	the Advisor
Tactical Core US Fund	$423,342
Tactical Select Fund	18,921

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ operating expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.40%, 2.15% and 1.15% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.40%, 2.15% and 1.15% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.40%, 2.15% and 1.15% per annum of the Funds’ average daily net assets, respectively, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through September 30 of the year indicated.

Fund	2018	2019	2020
Tactical Core US Fund	$13,584	$379,283	$423,342
Tactical Select Fund	40,869	69,915	18,921

The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for each of the Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the year ended September 30, 2017:

Fund	Distribution (12b-1) fee
Tactical Core US Fund
Class A	$56,733
Class C	406,437
Tactical Select Fund
Class A	2,537
Class C	6,685

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the year ended September 30, 2017.

		Amount
	Underwriting	Retained by
Fund	Commissions	Underwriter
Tactical Core US Fund
Class A	$6,984	$943
Class C	2,173	397
Tactical Select Fund
Class A	1,709	249

Class C shares of the Tactical Core US Fund are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Funds during the year ended September 30, 2017.

Fund	CDSC Paid
Tactical Core US Fund	$397

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operating expenses for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of September 30, 2017, the amounts owed to GFS were $29,872 and $5,261 for the Tactical Core US Fund and Tactical Select Fund, respectively. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended September 30, 2017 were as followed:

Fund	Purchases	Sales
Tactical Core US Fund	$370,166,920	$397,476,792
Tactical Select Fund	18,274,565	14,150,760

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the year ended September 30, 2017 the redemption fees paid are as follows:

Fund	Redemption Fee
Tactical Core US Fund
Class A	$146
Class C	148
Class I	208
Tactical Select Fund
Class I	43

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Core US Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares 7-10 Year Treasury Bond ETF and Invesco Short Term Investments Trust Treasury Portfolio (the “Securities”). The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the respective Securities’ N-CSR’s available at “www.sec.gov”. As of September 30, 2017, the percentage of the Tactical Core US Fund’s net assets invested in the iShares 7-10 Year Treasury Bond ETF and the Invesco Short Term Investments Trust Treasury Portfolio was 34.2% and 26.1%, respectively.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2017 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund.

		Percentage of Voting Securities as
Fund	Shareholder	of September 30, 2017
Tactical Core US Fund	Wells Fargo Clearing Services, LLC	38.5%
Tactical Select Fund	LPL Financial	49.4%

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

For the year ended September 30, 2017:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Core U.S. Fund	$—	$—	$—	$—
Tactical Select Fund	$41,430	$—	$—	$41,430

For the period ended September 30, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Core U.S. Fund	$—	$—	$—	$—
Tactical Select Fund	$247	$—	$—	$247

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Core US Fund	$—	$—	$(362,888)	$(239,211,894)	$—	$69,392	$(239,505,390)

Tactical Select Fund	147,301	26,321	—	—	—	425,703	599,325

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund incurred and elected to defer such late year losses as follows.

Late Year
Losses
Tactical Core US Fund	$362,888

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

At September 30, 2017, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Outstanding	Short-Term	Long-Term	Total
Tactical Core US Fund	$184,186,745	$55,025,149	$239,211,894

Utilized this Year
Tactical Core US Fund	2,923,506	7,982,688	10,906,194

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassifications for the following Funds for the year ended September 30, 2017 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Tactical Core US Fund	$(563,256)	$563,256	$—

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOOD HARBOR FUNDS
ADDITIONAL INFORMATION (Unaudited)
September 30, 2017

TAX INFORMATION

The Good Harbor Tactical Select Fund designates the following for federal income tax purposes for the year ended September 30, 2017:

Foreign Taxes Paid	Foreign Source Income
$3,272	$23,708

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Good Harbor Tactical Core US Fund and Good Harbor Tactical Select Fund and Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Good Harbor Tactical Core US Fund and Good Harbor Tactical Select Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Good Harbor Tactical Core US Fund and Good Harbor Tactical Select Fund as of September 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2017

GOOD HARBOR FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2017

As a shareholder of a Good Harbor Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Good Harbor Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for a period of time beginning April 1, 2017 through September 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	4/1/17	9/30/17	4/1/17 – 9/30/17 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,010.90	$7.06	1.40%
Class C	$1,000.00	$1,007.20	$10.82	2.15%
Class I	$1,000.00	$1,011.80	$5.80	1.15%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$1,055.70	$7.21	1.40%
Class C	$1,000.00	$1,052.30	$11.06	2.15%
Class I	$1,000.00	$1,057.40	$5.93	1.15%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	4/1/17	9/30/17	4/1/17 – 9/30/17 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,018.05	$7.08	1.40%
Class C	$1,000.00	$1,014.29	$10.86	2.15%
Class I	$1,000.00	$1,019.30	$5.82	1.15%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$1,018.05	$7.08	1.40%
Class C	$1,000.00	$1,014.29	$10.86	2.15%
Class I	$1,000.00	$1,019.30	$5.82	1.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2017

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day to day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Member of the AICPA Auditing Standards Board, AICPA (2008-2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Asst. Vice President -Transportation Systems, Union Pacific Railroad Company (1976-2014); President, Celeritas Rail Consulting (since 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of September 30, 2017, the Trust was comprised of 33 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/17-NLFT III-v1

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2017

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski* 80 Arkay Drive, Hauppauge, NY 11788 1983	President **	August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 17605 Wright Street, Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

*	Mr. Malinowski was elected President of the Trust effective August 29, 2017

**	Mr. Curley was elected President of the Trust, effective February 24, 2017, and resigned from his position as President of the Trust effective August 29, 2017. James Ash resigned from his position as President of the Trust effective February 24, 2017.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-270-2848.

9/30/17-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017

Good Harbor Tactical Core U.S. Fund - $13,500

Good Harbor Tactical Select Fund - $13,500

2016

Good Harbor Tactical Core U.S. Fund - $13,500

Good Harbor Tactical Equity Income Fund - $13,500

Good Harbor Tactical Select Fund - $13,500

(b)	Audit-Related Fees

2017 – None

2016 – None

(c)	Tax Fees

2017

Good Harbor Tactical Core U.S. Fund - $3,000

Good Harbor Tactical Select Fund - $3,000

2016

Good Harbor Tactical Core U.S. Fund - $2,500

Good Harbor Tactical Equity Income Fund - $2,500

Good Harbor Tactical Select Fund - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $0

2016 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/5/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/5/2017

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/5/2017